Statement of Changes in Net Assets Available for Benefits - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan’s interest in net investment income of the
Mosaic Master Trust	$ 130,749,295	$ 95,026,811
Net investment income	130,749,295	95,026,811
Interest income from participant loans	567,078	495,047
Contributions:
Participants	29,911,408	28,606,209
Employer	23,289,295	29,249,892
Total contributions	53,200,703	57,856,101
Total additions	184,517,076	153,377,959
Deductions from net assets attributed to:
Benefits paid	100,054,542	97,962,337
Administrative fees	361,731	137,585
Total deductions	100,416,273	98,099,922
Net increase	84,100,803	55,278,037
Net transfers from qualified plans	1,553,483	7,432,919
Beginning of year	853,247,831	790,536,875
End of year	$ 938,902,117	$ 853,247,831